Accounting Rules and Methods - Summary of Details of the Company's subsidiary (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Date of Incorporation	Apr. 30, 2014
Percent of Ownership Interest	100.00%
Accounting Method	Fully consolidated